Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Bertolet Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001216907
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 01, 2012
Bertolet Capital Trust
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (paid yearly as a % of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. During the most recent year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation.  These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments.

The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s principal risks include:

Stock market risk- Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk- The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro cap company risk- Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk- The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-369-3705
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinnaclevaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Annual Return 2004	rr_AnnualReturn2004	19.60%
Annual Return 2005	rr_AnnualReturn2005	8.50%
Annual Return 2006	rr_AnnualReturn2006	13.20%
Annual Return 2007	rr_AnnualReturn2007	15.40%
Annual Return 2008	rr_AnnualReturn2008	(16.90%)
Annual Return 2009	rr_AnnualReturn2009	12.70%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Annual Return 2011	rr_AnnualReturn2011	(4.90%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (4Q 2004) 13.2% Lowest Performance Quarter (4Q 2008) (12.8)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.80%)
Performance Table Heading	rr_PerformanceTableHeading

Average annual total returns for the years ended Dec. 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
Bertolet Capital Trust | - Comparison Index - Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
5 Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%	[3]
Bertolet Capital Trust | Pinnacle Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales load imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales load imposed on reinvested dividends or capital gains	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee paid to Fund for shares held less than one year{neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%	[3]
Bertolet Capital Trust | Pinnacle Value Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.90%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[2],[3]
Bertolet Capital Trust | Pinnacle Value Fund | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[2],[3]
[1]	Acquired fund fees and expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to the expense ratio in the Fund's financial statements since the financial statements include only direct operating expenses, not indirect costs of investing in other funds. Excluding these indirect costs, the Fund's expense ratio was 1.48%.
[2]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state and local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[3]	Inception April 1, 2003.